Share capital (Details Narrative)	1 Months Ended
Jun. 30, 2023 USD ($) shares
Share Capital
Number of shares issued | shares	5,000,000
Gross proceeds form shares issued | $	$ 50,000
Voting rights	Each ordinary share maintains one voting right.